GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

12.GOODWILL

	Freight
	delivery	Global	Total
Balance as of December 31, 2021	5,580	48,555	54,135
Balance as of December 31, 2022	5,580	48,555	54,135
Balance as of December 31, 2022 (US$)	809	7,040	7,849

The Company performed a qualitative assessment for the Freight delivery services reporting unit for the years ended December 31, 2020, 2021 and 2022 based on the requirements of ASC 350-20. The Company evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the Freight delivery services reporting unit was less than its carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2021 and 2022.

For the years ended December 31, 2020, 2021 and 2022, the Company performed a quantitative assessment for the Global reporting unit by estimating the fair value of the reporting unit based on an income approach which involved significant management judgment, estimates and assumptions such as the discount rate, revenue growth rates and operating margin. The fair value of the reporting unit exceeded its carrying value and therefore, goodwill related to the Global reporting unit was not impaired.

No impairment losses were recognized for the years ended December 31, 2020, 2021 and 2022.